UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            2/13/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    3
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Form 13F Information Table Entry Total:              20
                                               -------------

Form 13F Information Table Value Total:          $ 7,905
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name
---    --------------------        ----


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----

Wendys Arbys Group Inc.     COM         950587105   2,106       426,414     SH            Defined        1,2,3          426,414

Heinz HJ Co.                COM         423074103   2,188        58,198     SH            Defined        1,2,3           58,198

Chemtura Corp.              COM         163893100      97        69,608     SH            Defined        1,2,3           69,608

Tiffany & Co. NEW           COM         886547108   1,126        47,637     SH            Defined        1,2,3           47,637

Kraft Foods Inc.            CL A        50075N104   1,288        47,963     SH            Defined        1,2,3           47,963

Trian Acquisition I Corp.   COM         89582E108     215        24,104     SH            Defined        1,2,3           24,104

Trian Acquisition I Corp.   W Exp       89582E116       3        12,223     SH            Defined        1,2,3           12,223
                            01/23/201

Trian Acquisition I Corp.   Unit        89582E207      31         3,350     SH            Defined        1,2,3            3,350
                            99/99/9999

Philip Morris Intl Inc.     COM         718172109     237         5,440     SH            Defined        1,2,3            5,440

Lorillard Inc.              COM         544147101      87         1,544     SH            Defined        1,2,3            1,544

Dr Pepper Snapple
   Group Inc.               COM         26138E109     320        19,662     SH            Defined        1,2,3           19,662

Stoneleigh Partners
   Acqus Co                 COM         861923100       1            65     SH            Defined        1,2,3               65

SP Acquisition Holdings Inc COM         78470A104       1           110     SH            Defined        1,2,3              110

CKE Restaurants Inc         COM         12561E105      93        10,686     SH            Defined        1,2,3           10,686

Krispy Kreme Donuts Inc     COM         501014104      12         7,290     SH            Defined        1,2,3            7,290

Proshares TR                PSHS ULT    74347R297      95         2,515     SH            Defined        1,2,3            2,515
                            20YRS

Proshares TR                PSHS ULSHT  74347R313       1            26     SH            Defined        1,2,3               26
                            7-10Y

Sapphire Industrials Corp   COM         80306T109       1           162     SH            Defined        1,2,3              162

Global Consumer Acqst Corp  COM         378983100       1            89     SH            Defined        1,2,3               89

Alternative Asset
   Mgmt Acqu                COM         02149U101       2           190     SH            Defined        1,2,3              190
